LESSEE ACCOUNTING (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($) Lease	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
LESSEE ACCOUNTING [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, equipment, and other assets—net	Property, equipment, and other assets—net
Operating leases	$ 17,900	$ 15,400
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Current lease liabilities	$ 5,600	$ 4,200
Long-term lease liabilities	13,600	12,700
Operating lease cost	$ 5,700	$ 5,800	$ 5,200
Number of leases committed | Lease	1
Amount of leases committed	$ 480
Maximum [Member] | Office Building [Member]
LESSEE ACCOUNTING [Abstract]
Operating lease term	6 years
Maximum [Member] | Warehouse [Member]
LESSEE ACCOUNTING [Abstract]
Operating lease term	10 years